Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Accounting Policies [Abstract]
Schedule of New Accounting Standards and Amendments to Standards	New accounting standards and amendments to standards or interpretations effective as of January 01, 2023:
Standard	Name	Effective date
IFRS 17	Insurance contracts	Jan. 01, 2023
IAS 1	Amendments to IAS 1 – Presentation of financial statements and IFRS practice statement 2: Disclosure of accounting policies	Jan. 01, 2023
IAS 8	Amendments to IAS 8 – Accounting policies, changes in accounting estimates and errors: Definition of accounting estimates	Jan. 01, 2023
IAS 12	Amendments to IAS 12: Income Taxes: Deferred tax related to assets and liabilities arising from a single transaction	Jan. 01, 2023
Standard	Name	Effective date
IFRS 16	Amendments to IFRS 16 – Leases: Liability in a sale and leaseback	Jan. 01, 2024
IAS 1	Amendments to IAS 1: Presentation of financial statements: Classification of liabilities as current or non-current	Jan. 01, 2024
IAS 1	Amendments to IAS 1: Presentation of financial statements: Non-current liabilities with covenants	Jan. 01, 2024
IFRS 7 & IAS 7	Amendments to IAS 7 - Statement of Cash Flows and IFRS 7 - Financial Instruments: Supplier finance arrangements	Jan. 01, 2024
IFRS 18	Presentation and Disclosure in Financial Statements	Jan. 01, 2027

Schedule of Estimated Useful Lives for Current and Comparative Periods	The estimated useful lives for current and comparative periods are as follows:
Useful life in years
Software	3
ChargeBox (CBX)	7
ChargePost (CPT)	7

Schedule of Estimated Useful Lives of Right-of-Use Assets for Property and Vehicles	The estimated useful lives of right-of-use assets for property and vehicles for current and comparative periods are as follows:
Useful life in years
Property (Right-of-use assets)	1-10
Vehicles (Right-of-use assets)	1-4
The estimated useful lives of property, plant, and equipment for current and comparative periods are as follows:
Useful life in years
Vehicles	6
Other equipment, operating and office equipment	3-14
Technical equipment and machinery	20

Schedule of Exchange Rates to Convert the Financial Statements	ADSE used the following exchange rates to convert the financial statements of ADSE US respectively ADSE CH:
	December 31, 2023
	Spot rate	Average rate
Euro per U.S. Dollar	1.1050	1.0813
	December 31, 2022
	Spot rate	Average rate
Euro per U.S. Dollar	1.0666	1.0530
	December 31, 2021
	Spot rate	Average rate
Euro per U.S. Dollar	1.1326	1.1827
	December 22, 2021
	Spot rate	Average rate
Euro per U.S. Dollar	1.1301	-
	Sep. 15 - Dec. 31, 2021
	Spot rate	Average rate
Euro per U.S. Dollar	-	1.1478
	Dec. 23-31, 2021
	Spot rate	Average rate
Euro per U.S. Dollar	-	1.1319
	Nov. 1 - Dec. 31, 2021
	Spot rate	Average rate
Euro per U.S. Dollar	-	1.1358

	December 31, 2023
	Spot rate	Average rate
Euro per CHF	0.9260	-
	Apr. 25 - Dec. 31, 2023
	Spot rate	Average rate
Euro per CHF	-	0.9631
	April 25, 2023
	Spot rate	Average rate
Euro per CHF	0.9797	-